Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]

in 000€	Patents and licenses	Software	Acquired customers, technology	Developed technology and software under construction	Total
Acquisition value
At January 1, 2018	4,497	7,638	25,595	−	37,730
Additions	554	807	32	951	2,344
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(759)	(221)	−	−	(980)
Transfer between accounts	2	−	−	364	366
Currency translation	−	−	(48)	−	(48)
Other	−	17	−	−	17
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	−	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	−	(45)	(32)	−	(77)
Transfer between accounts	(109)	1,601	−	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	−	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	−	3,168	6,618
Acquisition of a subsidiary	−	−	7,931	86	8,017
Disposals	(226)	(2,227)	−	(68)	(2,521)
Transfer between accounts	75	47	−	(180)	(58)
Currency translation	(1)	(65)	(1,128)	−	(1,194)
Other	−	−	−	−	−
At December 31, 2020	4,662	11,494	35,484	4,658	56,298

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization & Impairments
At January 1, 2018	(2,766)	(2,985)	(3,379)	−	(9,130)
Amortization charge for the year	(749)	(2,310)	(2,005)	−	(5,064)
Disposals	854	206	−	−	1,060
Transfer between accounts	−	−	−	−	−
Currency translation	−	1	22	−	23
Other	−	8	−	−	8
At December 31, 2018	(2,661)	(5,080)	(5,362)	−	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	−	(4,859)
Disposals	−	23	−	−	23
Transfer between accounts	109	(96)	−	−	13
Currency translation	−	(25)	(126)	−	(151)
Other	−	20	16	−	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	−	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	−	(4,709)
Impairments	−	−	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	−	(22)	2,308
Transfer between accounts	−	109	−	−	109
Currency translation	1	14	240	−	255
Other	−	−	−	−	−
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)

Net carrying value
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At December 31, 2019	1,638	2,927	21,178	1,652	27,395
At December 31, 2018	1,633	3,161	20,217	1,315	26,326
At January 1, 2018	1,731	4,653	22,216	−	28,600